Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2014	$36,070
2015	31,815
2016	25,993
2017	17,013
2018	12,704
Thereafter	40,224
Total	$163,819